Consolidated Balance Sheet - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	€ 18,190	€ 16,947	€ 419
Property, plant and equipment	1,712,266	1,085,632	606,204
Right-of-use assets	10,337	973	287
Leasehold deposits	1,014	1,220	238
Derivative assets	6,593	338	3,376
Total non-current assets	1,748,400	1,105,110	610,524
Current assets
Inventories	1,039	1,836	549
Trade and other receivables	62,986	30,552	18,235
Contract assets	37,609	8,880	19,999
Prepayments	16,643	9,562	1,699
Current derivative assets	11,875
Current income tax receivable		12	12
Cash and cash equivalents	58,464	96,608	19,012
Total current assets	188,616	147,450	59,506
Total assets	1,937,016	1,252,560	670,030
Equity
Share capital	47,144	41,839	26,575
Share premium	1,099,495	952,858	509,542
Treasury shares	(1,283)
Reserves	29,180	(28,283)	1,343
Retained earnings / (accumulated losses)	59,358	(7,373)	3,108
Total equity	1,233,894	959,041	540,568
Non-current liabilities
Provisions		4,813
Lease liabilities	9,697	392
Deferred tax liabilities	11,972	10,191
Deferred revenue	1,747	1,778	1,326
Debt to credit institutions	539,854	204,773	114,230
Derivative liabilities	16,205	17,957	2,108
Total non-current liabilities	579,475	239,904	117,664
Current liabilities
Trade and other payables	43,595	32,636	8,822
Current provisions	841	2,086
Payables to related parties	223	162	89
Deferred revenue	45,590	12,103	1,831
Current lease liabilities	1,274	601	279
Current income tax liabilities	752	1,224	5
Current debt to credit institutions	31,163	799	772
Current derivative liabilities	209	4,004
Total current liabilities	123,647	53,615	11,798
Total liabilities	703,122	293,519	129,462
Total equity and liabilities	€ 1,937,016	€ 1,252,560	€ 670,030